Shareholder Fees - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO	Apr. 29, 2025 USD ($)
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none